Income Taxes - Schedule of Reconciliations of the Differences between the Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Reconciliations of the Differences between the Income Tax Expenses [Abstract]
Loss before income taxes		¥ (59,375)		¥ (69,875)	¥ (106,805)
Income tax computed at respective applicable tax rates		(14,844)		(17,469)	(26,701)
Effect of different tax jurisdiction		1,590		6,976	12,323
Super deduction for research and development expenses	[1]	(363)		(547)	(456)
Non-deductible expenses		112		115	728
Change in valuation allowance		14,306		11,852	15,017
Income tax credit, net		¥ 801	$ 110	¥ 927	¥ 911
PRC statutory income tax rates		25.00%	25.00%	25.00%	25.00%
Tax holiday effect		(4.00%)	(4.00%)	(3.00%)	(1.00%)
Difference in tax rates of subsidiaries outside PRC		(4.00%)	(4.00%)	(5.00%)	(10.00%)
Super deduction for research and development expenses		1.00%	1.00%	1.00%	0.00%
Non-deductible expenses		0.00%	0.00%	0.00%	1.00%
Change in valuation allowance		(16.00%)	(16.00%)	(17.00%)	(14.00%)
Effective income tax rate		1.00%	1.00%	1.00%	1.00%

[1]	According to the relevant laws and regulations promulgated by the State Administration of Tax of the PRC, from 2013 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses. The additional deduction of 100% of qualified research and development expenses (the “Super Deduction”) can be directly claimed in the annual EIT filing. For the years end March 31, 2023, 2024 and 2025, the Super Deduction for research and development expenses available to the Company amounted to RMB0.5 million, RMB0.5 million and RMB 0.4 million, respectively.